December 5, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street,

NE Washington, DC 20549

Re:	Themes ETF Trust (the “Trust”)

File Nos.: 333-271700 and 811-23872

Leverage Shares 2X Long TSLA Daily ETF

Leverage Shares 2X Long NVDA Daily ETF

Leverage Shares 2X Long ASML Daily ETF

Leverage Shares 2X Long AAPL Daily ETF

Leverage Shares 2X Long BA Daily ETF

Leverage Shares 2X Long COIN Daily ETF

Leverage Shares 2X Long AMD Daily ETF

Leverage Shares 2X Long META Daily ETF

Leverage Shares 2X Long MSFT Daily ETF

Leverage Shares 2X Long TSM Daily ETF

Leverage Shares 2X Long ARM Daily ETF

Leverage Shares 2X Short TSLA Daily ETF

Leverage Shares 2X Short NVDA Daily ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Leverage Shares 2X Long TSLA Daily ETF, Leverage Shares 2X Long NVDA Daily ETF, Leverage Shares 2X Long ASML Daily ETF, Leverage Shares 2X Long AAPL Daily ETF, Leverage Shares 2X Long BA Daily ETF, Leverage Shares 2X Long COIN Daily ETF, Leverage Shares 2X Long AMD Daily ETF, Leverage Shares 2X Long META Daily ETF, Leverage Shares 2X Long MSFT Daily ETF, Leverage Shares 2X Long TSM Daily ETF, Leverage Shares 2X Long ARM Daily ETF, Leverage Shares 2X Short TSLA Daily ETF, and Leverage Shares 2X Short NVDA Daily ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post- Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A, filed on December 4, 2024.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928
Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com